Stock-Based Compensation (Summary Of The Stock Acquisition Rights Transactions) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Number of shares outstanding, Beginning of the period	14,857,200
Number of shares, Granted	8,323,100
Number of shares, Exercised	(3,613,600)
Number of shares, Forfeited	(154,200)
Number of shares outstanding, End of the period	19,412,500
Weighted-average exercise price, Beginning of the period	¥ 1
Weighted-average exercise price, Granted	¥ 1
Weighted-average exercise price, Exercised	¥ 1
Weighted-average exercise price, Forfeited	¥ 1
Weighted-average exercise price, End of the period	¥ 1
Weighted-average remaining contractual term, in years, End of the period	28.83
Aggregate intrinsic value, End of the period	¥ 6,853